Combined Statement of Comprehensive (Loss) Income - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net (loss) income	$ 179,260	$ (15,517)	$ 3,932,144
Mafco Worldwide & Merisant
Net (loss) income	(28,500,000)	9,200,000	30,900,000	$ 20,900,000	$ 25,100,000
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(1,800,000)	(2,400,000)	(1,500,000)	(600,000)	5,900,000
Total other comprehensive loss, net of tax	(1,800,000)	(2,400,000)	(2,000,000)	100,000	7,200,000
Comprehensive (loss) income	$ (30,300,000)	$ 6,800,000	$ 28,900,000	$ 21,000,000	$ 32,300,000